Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (25,743)	$ (38,615)	$ (51,726)	$ (60,839)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	70,746,000	68,648,000	70,367,000	68,107,000
Earnings Per Share, Basic	$ (0.36)	$ (0.56)	$ (0.74)	$ (0.89)